Commitments and Contingencies (Details Narrative) - USD ($)		12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Future captial expenditure		$ 1,500,000
Subsequent Event [Member]
Future captial expenditure	$ 630,000